ALLIANCE MONEY MARKET FUND

-GENERAL MUNICIPAL PORTFOLIO
-PRIME PORTFOLIO
-GOVERNMENT PORTFOLIO


ANNUAL REPORT
NOVEMBER 30, 1999


LETTER TO SHAREHOLDERS                               ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

January 28, 2000

Dear Shareholder:

We are pleased to provide you with the annual report for the Alliance Money Market Fund for the period ended November 30, 1999. The investment objectives of each Portfolio of the Fund are-in the following order of priority-safety of principal, excellent liquidity, and, to the extent consistent with the first two objectives, maximum current income (exempt from income taxes to the extent described below in the case of the General Municipal Portfolio).

We appreciate your continued interest and investment in the Alliance Money Market Fund, and look forward to reporting to you again in the future.

Sincerely,


Ronald Whitehill
President


1


STATEMENT OF NET ASSETS
NOVEMBER 30, 1999      ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY(A)                                  YIELD             VALUE
-------------------------------------------------------------------------------
          MUNICIPAL BONDS-98.5%
          ALABAMA-3.3%
          MONTGOMERY IDR
          (Norment Industries)
          Series 99 AMT VRDN
$  2,100  8/01/14 (b)                                   4.10%   $    2,100,000

          ALASKA-3.9%
          ALASKA IDA
          (Fairbanks Gold Mining, Inc.)
          Series 97 AMT VRDN
   2,500  5/01/09 (b)                                   3.95         2,500,000

          ARIZONA-5.2%
          PHOENIX CIVIC IMPROVEMENT AUTHORITY
          (Airport Improvements)
          Series 95 AMT VRDN
   1,000  6/01/20 (b)                                   3.90         1,000,000
          PHOENIX IDA
          (V.A.W. of America, Inc.)
          Series 97 AMT VRDN
   1,000  2/01/12 (b)                                   4.05         1,000,000
          PHOENIX IDA MFHR
          (Ventana Palms Apartments)
          Series 94 AMT VRDN
     310  2/01/24 (b)                                   4.00           310,000
          TUCSON AIRPORT AUTHORITY
          (Learjet, Inc.)
          Series 98A AMT VRDN
   1,000  10/01/28 (b)                                  4.05         1,000,000
                                                                --------------
                                                                     3,310,000

          DELAWARE-0.8%
          DELAWARE EDA
          (Delaware Clean Power)
          Series 97A AMT VRDN
     500  8/01/29 (b)                                   4.00           500,000

          DISTRICT OF
          COLUMBIA-1.6%
          DISTRICT OF COLUMBIA
          HFA SFMR
          (Mortgage Revenue, GNMA)
          Series 99B AMT
   1,000  6/15/00                                       3.30         1,000,000

          FLORIDA-2.9%
          HILLSBOROUGH COUNTY PCR
          (Tampa Electric Company)
          Series 93 AMT VRDN
     800  11/01/20 (b)                                  3.90           800,000
          ST. LUCIE COUNTY PCR SWDR
          (Florida Power and Light Company)
          Series 93 AMT VRDN
   1,050  1/01/27(b)                                    3.80         1,050,000
                                                                --------------
                                                                     1,850,000

          GEORGIA-6.9%
          RICHMOND COUNTY
          DEVELOPMENT AUTHORITY SWDR
          (Evergreen Nylon Recycling, Inc.)
          Series 98 AMT VRDN
   2,400  7/01/32 (b)                                   3.90         2,400,000
          SUMMERSVILLE IDA
          (Image Industries, Inc.)
          Series 97 AMT VRDN
   2,000  9/01/17 (b)                                   3.95         2,000,000
                                                                --------------
                                                                     4,400,000

          ILLINOIS-4.5%
          EAST MOLINE IDR
          (Elliott Aviation)
          Series 99 AMT VRDN
   1,200  12/01/19 (b)                                  4.10         1,200,000
          ILLINOIS HDA SFMR
          (Homeowner Mortgage Revenue)
          Series 99A-2 AMT PPB
     920  8/01/28 (b)                                   3.90           920,000
          ILLINOIS MFHR
          (Butterfield Creek Association)
          Series 99 AMT VRDN
     750  4/01/39 (b)                                   4.05           750,000
                                                                --------------
                                                                     2,870,000

          INDIANA-4.6%
          AUBURN EDA
          (R.J. Tower Corp.)
          Series 88 AMT VRDN
     380  9/01/00 (b)                                   4.05           380,000


2


                       ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY(A)                                  YIELD             VALUE
-------------------------------------------------------------------------------
          GIBSON COUNTY IDR PCR
          (Toyota Motor Manufacturing)
          Series 98 AMT VRDN
$  1,500  1/01/28 (b)                                   3.90%   $    1,500,000
          INDIANA HEALTH FACILITY
          (Ascension Health)
          Series 99B VRDN
   1,000  11/15/39 (b)                                  3.80         1,000,000
                                                                --------------
                                                                     2,880,000

          KANSAS-5.0%
          COLWICH IDR
          (Epco Corbondioxide Products)
          Series 99 AMT VRDN
   1,985  8/01/14 (b)                                   4.10         1,985,000
          SPRING HILL IDR
          (Abrasive Engineering
          and Manufacturing Project)
          Series 96 AMT VRDN
   1,200  9/01/16 (b)                                   4.09         1,200,000
                                                                --------------
                                                                     3,185,000

          KENTUCKY-4.9%
          HOPKINSVILLE CITY IDR
          (American Precision Machinery)
          Series 90 AMT VRDN
     600  5/01/00 (b)                                   5.10           600,000
          LOUISVILLE & JEFFERSON COUNTY
          (Regional Airport Authority)
          Series 97A-1 AMT VRDN
   1,000  6/30/02 (b)                                   4.05         1,000,000
          WARSAW IDR
          (SDI Operation Partner)
          Series 88 AMT VRDN
   1,490  8/01/09 (b)                                   4.00         1,490,000
                                                                --------------
                                                                     3,090,000

          LOUISIANA-2.6%
          JEFFERSON PARISH SFMR
          Series 99B-2 AMT
     955  6/30/00                                       3.65           955,000
          LOUSIANA PUBLIC
          FACILITIES AUTHORITY
          (Hospital Equipment
          Finance Program)
          Series 85A AMT VRDN
     700  12/01/10 (b)                                  3.90           700,000
                                                                --------------
                                                                     1,655,000

          MAINE-1.5%
          MAINE FINANCE AUTHORITY
          ECONOMIC DEVELOPMENT REVENUE
          Series 88A-D AMT VRDN
      90  12/01/03 (b)                                  4.15            90,000
          Series 89L AMT VRDN
     135  6/01/05 (b)                                   4.15           135,000
          (Barber Foods, Inc.)
          Series 90B AMT VRDN
      65  12/01/06 (b)                                  4.15            65,000
          (Cornwall, McCann, Thurston)
          Series 88D-F AMT VRDN
     675  6/01/04 (b)                                   4.15           675,000
                                                                --------------
                                                                       965,000

          MARYLAND-1.5%
          MARYLAND STATE CDA
          (Housing and Community Development)
          Series 99G AMT
   1,000  8/30/00                                       3.65         1,000,000

          MISSISSIPPI-1.2%
          MISSISSIPPI HOME CORP. MFHR
          (Summer Park Apartments)
          Series 99D-2 AMT VRDN
     750  10/01/29 (b)                                  4.15           750,000

          MISSOURI-0.8%
          ST. LOUIS IDA
          (Hammert's Iron Works, Inc.)
          Series 99 AMT VRDN
     500  6/01/09 (b)                                   4.00           500,000

          MONTANA-1.6%
          MONTANA STATE BOARD
          OF INVESTMENTS PCR
          (Colstrip Project)
          Series 89A AMT PPB
   1,000  12/30/15 (b)                                  3.25         1,000,000


3


STATEMENT OF NET ASSETS
(CONTINUED)            ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY(A)                                  YIELD             VALUE
-------------------------------------------------------------------------------
          NEVADA-3.8%
          CLARK COUNTY IDR
          (Airport System, Sub-lien)
          Series 99B-2 AMT PPB
$    600  7/01/29 (b)                                   3.75%   $      600,000
          CLARK COUNTY IDR
          (School District Bond)
          Series 99C FSA
   1,830  6/15/00                                       3.60         1,838,583
                                                                --------------
                                                                     2,438,583

          NEW HAMPSHIRE-1.6%
          NEW HAMPSHIRE IDA
          (SCI Manufacturing, Inc.)
          Series 89 AMT VRDN
   1,000  6/01/14 (b)                                   4.30         1,000,000

          NORTH CAROLINA-0.5%
          JOHNSTON COUNTY IDA
          (Mebane Packaging Corp.)
          Series 92 AMT VRDN
     300  6/01/03 (b)                                   4.00           300,000

          NORTH DAKOTA-1.6%
          NORTH DAKOTA HFA SFMR
          (Mortgage Revenue)
          Series 99E AMT
   1,000  9/29/00                                       3.80         1,000,000

          OHIO-1.6%
          OHIO AIR QUALITY
          DEVELOPMENT AUTHORITY PCR
          (JMG Funding Partnership)
          Series 94B AMT VRDN
   1,000  4/01/28 (b)                                   3.90         1,000,000

          OKLAHOMA-1.5%
          BROKEN ARROW EDA
          (Paragon Films, Inc.)
          Series 89 AMT VRDN
     970  8/01/04 (b)                                   4.22           970,000

          OREGON-1.6%
          OREGON EDA
          (Kyotaru Oregon Project)
          Series 89 AMT VRDN
   1,000  12/01/99 (b)                                  4.22         1,000,000

          RHODE ISLAND-1.7%
          RHODE ISLAND STUDENT
          LOAN REVENUE
          Series 95-1 AMT VRDN
   1,100  7/01/19 (b)                                   3.90         1,100,000

          SOUTH CAROLINA-3.3%
          BERKELEY COUNTY IDR
          (Nucor Corp.)
          Series 97 AMT VRDN
   2,100  4/01/30 (b)                                   3.95         2,100,000

          TENNESSEE-9.0%
          EDUCATIONAL FUNDING
          OF THE SOUTH
          (Student Funding Corp.)
          Series 87A-3 AMT VRDN
   1,200  12/01/17 (b)                                  3.80         1,200,000
          KNOX HEALTH EDUCATIONAL
          AND HOUSING FACILITY BOARD
          (THA Solutions Group,
          Inc. Project)
          Series 99 VRDN
   2,000  5/01/29 (b)                                   3.95         2,000,000
          STEWART COUNTY IDR
          (Standard Gypsum )
          Series 99A AMT VRDN
   2,500  5/01/34 (b)                                   3.95         2,500,000
                                                                --------------
                                                                     5,700,000

          TEXAS-4.1%
          GULF COAST IDA
          (Citgo Petroleum Corp.)
          Series 94 AMT VRDN
   1,600  4/01/26 (b)                                   3.90         1,600,000
          TEXAS STATE TRAN
          Series 99A
   1,000  8/31/00                                       3.71         1,005,743
                                                                --------------
                                                                     2,605,743

          VIRGINIA-1.9%
          KING GEORGE COUNTY
          ELECTRIC REVENUE IDA
          (Birchwood Power)
          Series 96A AMT VRDN
   1,200  4/01/26 (b)                                   3.90         1,200,000

          WASHINGTON-6.4%
          OLYMPIA EDA
          (Spring Air Northwest Project)
          Series 98 AMT VRDN
   1,300  11/01/23 (b)                                  4.05         1,300,000
          PIERCE COUNTY EDA
          (Truss Co.)
          Series 95 AMT VRDN
     500  1/01/20 (b)                                   4.05           500,000


4


                       ALLIANCE MONEY MARKET FUND - GENERAL MUNICIPAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY(A)                                  YIELD             VALUE
-------------------------------------------------------------------------------
          WASHINGTON HOUSING
          FINANCE COMMISSION MFHR
          (Summerglen Apartment Project)
          AMT VRDN
$  1,250  11/01/25 (b)                                  4.10%   $    1,250,000
          WASHINGTON HOUSING
          FINANCE COMMISSION MFHR
          (Twin Ponds Apartment Project)
          Series 98A AMT VRDN
   1,000  2/01/28 (b)                                   3.95         1,000,000
                                                                --------------
                                                                     4,050,000

          WEST VIRGINIA-2.5%
          MARION COUNTY SWDR
          (Granttown Cogen Project)
          Series 92A AMT VRDN
   1,600  10/01/17 (b)                                  3.95         1,600,000

          WISCONSIN-4.6%
          FRANKLIN IDR
          (Nowakowski Inc. Project)
          Series 98 AMT VRDN
   1,510  12/01/18 (b)                                  4.10         1,510,000
          KENOSHA IDR
          (Leblanc Corp. Project)
          Series 98A AMT VRDN
   1,500  12/01/18 (b)                                  4.20         1,500,000
                                                                --------------
                                                                     3,010,000

          Total Municipal Bonds
          (amortized cost $62,629,326)                              62,629,326

          COMMERCIAL PAPER-3.1%
          COLORADO-2.4%
          DENVER AIRPORT REVENUE
          (System Subordinate
          Revenue Bond)
          Series 99A AMT VRDN
   1,500  3/09/00 (b)                                   3.70         1,500,000

          TEXAS-0.7%
          CALHOUN COUNTY PORT REVENUE
          (British Petroleum)
          Series 98 AMT
     500  1/26/00                                       3.65           500,000

          Total Commercial Paper
          (amortized cost $2,000,000)                                2,000,000

          TOTAL INVESTMENTS-101.6%
          (amortized cost $64,629,326)                              64,629,326
          Other assets less liabilities-1.6%                        (1,032,044)

          NET ASSETS-100%
          (offering and redemption price of
          $1.00 per share; 63,597,178 shares
          outstanding)                                          $   63,597,282


See Footnotes and Glossary of Terms on page 11.

See notes to financial statements.


5


STATEMENT OF NET ASSETS
NOVEMBER 30, 1999                  ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY(A)                                  YIELD             VALUE
-------------------------------------------------------------------------------
          CERTIFICATES OF
          DEPOSIT-45.6%
          AMERICAN EXPRESS CENTURION BANK
$ 22,000  5.77%, 4/28/00 FRN                            5.77%   $   22,000,000
  22,000  5.80%, 5/04/00 FRN                            5.80        22,000,000
          ASSET SECURITIZATION CORP.
  15,000  5.53%, 2/15/00 FRN (c)                        5.53        15,000,000
          BANCO BILBAO VIZCAYA
  16,000  6.00%, 2/22/00                                6.00        16,000,000
          BARCLAYS BANK PLC.
  21,000  5.61%, 6/14/00                                5.66        20,994,594
          BAYERISCHE LANDESBANK
  10,000  5.12%, 3/21/00                                5.15         9,999,125
  20,000  5.64%, 3/30/00 FRN                            5.70        19,996,123
          BETA FINANCE, INC.
  22,000  5.91%, 7/31/00 FRN (c)                        5.91        22,000,000
          CANADIAN IMPERIAL BANK OF COMMERCE
  15,000  5.41%, 12/30/99                               5.41        15,000,000
          CENTAURI CORP. USA, INC.
  22,000  5.91%, 7/31/00 FRN (c)                        5.91        22,000,000
  22,000  6.31%, 8/25/00 FRN (c)                        6.31        22,000,000
          DEN DANSKE CORP.
  20,000  5.54%, 12/23/99                               5.54        20,000,000
          DEUTSCHE BANK
  10,000  5.11%, 2/22/00                                5.16         9,999,234
          DORADA FINANCE, INC.
  15,000  6.02%, 9/15/00 (c)                            6.02        15,000,000
          FOUR WINDS FUNDING
  25,000  5.74%, 2/17/00 FRN (c)                        5.74        25,000,000
          LANDESBANK HESSEN-THUERINGEN
  15,000  5.92%, 9/29/00                                5.98        14,992,859
          NATIONAL WESTMINSTER BANK
  32,000  5.63%, 4/17/00 FRN                            5.69        31,993,219
          RABO BANK N.Y.
   8,500  5.64%, 7/20/00                                5.90         8,483,596
          SIGMA FINANCE CORP.
  20,000  5.53%, 6/29/00 FRN (c)                        5.53        20,000,000
  20,000  5.64%, 6/30/00 FRN (c)                        5.64        20,000,000
          SOUTHTRUST BANK
  19,000  5.92%, 2/22/00                                5.92        19,000,000
          TORONTO DOMINION BANK
  12,000  5.30%, 3/06/00                                5.33        11,998,938
          UBS FINANCE (DELAWARE), INC.
  20,000  5.16%, 2/28/00                                5.19        19,998,591
  16,000  5.29%, 5/19/00                                5.34        15,996,417
          UNIBANK
  18,000  5.43%, 12/22/99                               5.42        18,000,102
          VARIABLE FUNDING CORP.
  15,000  5.53%, 3/15/00(c)                             5.53        15,000,000
          WACHOVIA BANK & TRUST CO.
  25,000  5.09%, 2/23/00                                5.13        24,998,059

          Total Certificates of Deposit
          (amortized cost $497,450,857)                            497,450,857

          COMMERCIAL PAPER-38.4%
          ALLSTATE CORP.
  13,000  3/14/00                                       5.75        12,784,056
          AMERICAN GENERAL CORP.
  13,000  2/29/00                                       5.90        12,808,250
          ASSOCIATES CORP. FIRST CAPITAL
  15,000  3/14/00                                       5.72        14,752,133
          AUSTRALIA NEW ZEALAND DELAWARE
  15,000  12/21/99                                      5.35        14,955,417
          BANK OF SCOTLAND
  15,000  12/15/99                                      5.35        14,968,792
          BANQUE CAISSE D'EPARGNE L'ETAT
  16,000  3/08/00                                       5.81        15,746,942
          CARIPLO
  16,000  3/01/00                                       5.93        15,762,800
          CDC CORP.
  15,000  12/30/99                                      5.32        14,935,717
          CLIPPER RECEIVABLES CORP.
  16,000  12/01/99 (c)                                  5.33        16,000,000
          CONCORD MINUTEMAN
          SERIES B
  16,100  12/01/99 (c)                                  5.80        16,100,000
          CREDIT SUISSE FIRST BOSTON, INC.
  22,000  2/07/00                                       5.93        22,000,000


6


                                   ALLIANCE MONEY MARKET FUND - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY(A)                                  YIELD             VALUE
-------------------------------------------------------------------------------
          DELAWARE FUNDING CORP.
$ 16,000  12/15/99 (c)                                  5.43%   $   15,966,213
          ENTERPRISE FUNDING
  15,174  12/15/99 (c)                                  5.45        15,141,840
          GOLDEN FUNDING CO.
  10,175  2/28/00                                       5.60        10,024,071
   8,000  2/22/00                                       6.00         7,889,333
          HALIFAX PLC.
  15,000  12/23/99                                      5.35        14,950,958
          HENKEL CORP.
   2,000  12/01/99                                      5.51         2,000,000
          LLOYDS BANK PLC.
  15,000  12/20/99                                      5.35        14,957,646
          MARKET STREET FUNDING
  16,000  12/09/99 (c)                                  5.44        15,980,658
          ROYAL BANK OF CANADA
  16,000  12/29/99                                      5.42        15,932,551
          SBC COMMUNICATIONS, INC.
  20,000  12/06/99                                      5.75        19,984,028
          SNAP-ON, INC.
   7,000  12/09/99                                      5.50         6,991,444
          SOCIETE GENERALE
  15,000  12/28/99                                      5.35        14,939,869
          SVENSKA HANDLESBANKEN
  15,000  12/29/99                                      5.34        14,937,700
          THREE RIVERS FUNDING CORP.
   8,000  12/13/99 (c)                                  5.54         7,985,227
   8,241  12/15/99 (c)                                  5.54         8,223,245
          TRIPLE A FUNDING CORP.
   9,510  12/15/99 (c)                                  5.44         9,489,881
   6,500  12/01/99 (c)                                  5.52         6,500,000
          WALMART STORES, INC.
  16,000  12/15/99                                      5.57        15,965,342
          WELLS FARGO CORP.
  16,000  3/31/00                                       5.90        15,689,702
          WESTPAC CAPITAL CORP.
  15,000  3/08/00                                       5.76        14,764,800

          Total Commercial Paper
          (amortized cost $419,128,615)                            419,128,615

          U.S. GOVERNMENT
          AGENCIES-16.0%
          FEDERAL HOME LOAN BANK
  50,000  6.07%, 10/06/00 FRN                           6.14        49,971,029
          FEDERAL NATIONAL
          MORTGAGE ASSOCIATION
  15,000  6.05%, 10/05/00 FRN                           6.11        14,993,809
          STUDENT LOAN
          MARKETING ASSOCIATION
  30,000  6.06%, 2/04/00 FRN                            6.08        29,998,954
  30,000  6.06%, 10/04/00 FRN                           6.11        29,987,657
  50,000  6.06%, 10/12/00 FRN                           6.11        49,953,597

          Total U.S. Government Agencies
          (amortized cost $174,905,046)                            174,905,046

          TIME DEPOSIT-2.2%
          BANK OF MONTREAL
  16,000  5.38%, 12/01/99                               5.38        16,000,000
          WESTDEUTSCHE LANDESBANK
   8,000  5.72%, 12/01/99                               5.72         8,000,000

          Total Time Deposits
          (amortized cost $24,000,000)                              24,000,000

          TOTAL INVESTMENTS-102.2%
          (amortized cost $1,115,484,518)                        1,115,484,518
          Other assets less liabilities-( 2.2%)                    (24,913,841)

          NET ASSETS-100%
          (offering and redemption price of
          $1.00 per share; 1,090,569,778 shares
          outstanding)                                          $1,090,570,677


See Footnotes and Glossary of Terms on page 11.

See notes to financial statements.


7


STATEMENT OF NET ASSETS
NOVEMBER 30, 1999             ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY(A)                                  YIELD             VALUE
-------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCIES-62.7%
           FEDERAL HOME LOAN BANK-27.3%
 $ 1,750   5.00%, 2/10/00                               5.00%      $ 1,749,985
     340   4.95%, 2/17/00                               5.00           339,916
     500   4.95%, 2/18/00                               5.00           499,874
     430   5.03%, 2/25/00                               5.05           429,952
     250   5.02%, 3/03/00                               5.02           250,000
     800   5.05%, 3/03/00                               5.05           800,000
     500   5.14%, 3/17/00                               5.14           500,000
     600   5.10%, 3/03/00                               5.15           599,921
     900   5.10%, 5/17/00                               5.17           899,727
   1,000   5.16%, 3/08/00                               5.23           999,799
     900   5.15%, 5/19/00                               5.23           899,645
     900   5.42%, 6/14/00                               5.46           899,824
     390   5.48% 7/13/00                                5.58           389,770
   1,000   5.62%, 10/16/00 FRN                          5.63           999,105
     500   5.50%, 4/14/00                               5.66           499,577
     145   12/22/99                                     5.73           144,518
     300   3/29/00                                      5.74           294,467
     100   1/14/00                                      5.75            99,303
     200   1/25/00                                      5.76           198,258
     150   1/28/00                                      5.76           148,623
     500   5.26%, 5/26/00                               5.80           498,557
     384   2/23/00                                      5.83           378,848
     200   4/14/00                                      5.83           195,725
   1,000   5.88%, 10/19/00 FRN                          5.88         1,000,000
   3,000   5.88%, 7/28/00 FRN                           5.89         2,998,230
     100   1/12/00                                      6.05            99,300
     500   6.05%, 11/03/00                              6.05           499,968
   1,000   6.05%, 10/06/00 FRN                          6.06           999,586
   1,000   6.06%, 10/06/00 FRN                          6.14           999,421
     200   2/07/00                                      6.08           197,733
   1,000   6.08%, 3/15/00 FRN                           6.08         1,000,000
     240   3/01/00                                      6.10           236,360
                                                                    ----------
                                                                    20,745,992

           FEDERAL NATIONAL MORTGAGE ASSOCIATION-14.8%
     800   5.00%, 5/05/00 MTN                           5.10           799,604
     500   5.04%, 4/06/00 MTN                           5.15           499,869
     279   12/08/99                                     5.21           278,724
   1,000   12/02/99                                     5.30           999,854
   1,000   12/17/99                                     5.31           997,667
   1,000   12/10/99                                     5.33           998,685
     150   12/13/99                                     5.35           149,736
   2,000   5.67%, 7/17/00 FRN                           5.67         1,999,376
     398   2/25/00                                      5.68           392,723
     277   3/01/00                                      5.68           273,114
     500   5.10%, 5/19/00 MTN                           5.68           498,553
     500   3/10/00                                      5.70           492,305
   1,000   6.36%, 8/16/00                               5.75         1,004,100
     182   4/10/00                                      5.77           178,291
   1,000   5.12%, 5/12/00 MTN                           5.80           996,708
     239   8/11/00                                      5.89           229,388
     500   5.92%, 12/07/00 MTN                          6.11           499,060
                                                                    ----------
                                                                    11,287,757

           STUDENT LOAN MARKETING ASSOCIATION-11.8%
   1,000   6.00%, 2/14/00 FRN                           6.01           999,879
   1,000   6.02%, 3/16/00 FRN                           6.03           999,864
   1,000   6.03%, 11/17/00 FRN                          6.04           999,327
   1,000   6.05%, 2/04/00 FRN                           6.05           999,965
   3,000   6.05%, 8/10/00 FRN                           6.06         2,999,378
   1,000   6.05%, 10/12/00 FRN                          6.06           999,072
   1,000   6.05%, 11/15/00 FRN                          6.06           999,531
                                                                    ----------
                                                                     8,997,016

           FEDERAL HOME LOAN MORTGAGE CORP.-7.9%
   1,500   12/01/99                                     5.31         1,500,000
     261   1/20/00                                      5.35           259,111
   1,000   12/13/99                                     5.40           998,207
   1,000   12/17/99                                     5.41           997,609
     719   12/21/99                                     5.41           716,851
     400   3/02/00                                      5.67           394,337
     173   2/01/00                                      5.72           171,326
     379   3/09/00                                      5.72           373,215
     135   1/10/00                                      5.74           134,145
     109   2/10/00                                      5.77           107,775
     176   2/28/00                                      5.79           173,520
     210   8/04/00                                      5.89           201,787
                                                                    ----------
                                                                     6,027,883

           FEDERAL FARM CREDIT BANK-0.9%
     285   1/12/00                                      5.75           283,105
     130   1/18/00                                      5.75           129,012
     125   1/19/00                                      5.75           124,030
     154   3/03/00                                      5.84           151,712
                                                                    ----------
                                                                       687,859
           Total U.S. Government Agencies
           (amortized cost $47,746,507)                             47,746,507


8


                              ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________


PRINCIPAL
 AMOUNT
  (000)    SECURITY(A)                                 YIELD             VALUE
-------------------------------------------------------------------------------

           REPURCHASE AGREEMENTS-37.5%
           ABN AMRO SECURITIES, INC.
  $3,500   5.70%, dated 11/30/99
           due 12/01/99 in the
           amount of $3,500,554
           (cost $3,500,000;
           collateralized by $3,537,000
           FNMA; 5.73%, 9/22/00
           value $3,564,769)                            5.70%       $3,500,000
           BANK OF AMERICA
   1,000   5.30%, dated 11/09/99
           due 12/14/99 in the
           amount of $1,005,153
           (cost $1,000,000;
           collateralized by $1,225,000
           FNMA; 6.00%, 11/01/13
           value $1,052,097) (d)                        5.30         1,000,000
           BANK OF AMERICA
   1,500   5.30%, dated 11/09/99
           due 12/16/99 in the
           amount of $1,508,171
           (cost $1,500,000;
           collateralized by $1,825,000
           FNMA; 6.00%, 11/01/13
           value $1,568,602) (d)                        5.30         1,500,000
           BANK OF AMERICA
   1,000   5.50%, dated 11/17/99
           due 12/22/99 in the
           amount of $1,005,347
           (cost $1,000,000;
           collateralized by $1,125,000
           FNMA; 6.00%, 4/14/14
           value $1,024,833) (d)                        5.50         1,000,000
           BARCLAYS DEZOETE WEDD SECURITIES, INC.
   2,000   5.25%, dated 11/04/99
           due 12/06/99 in the
           amount of $2,009,333
           (cost $2,000,000;
           collateralized by $2,000,000
           FHLB; 5.05%, 2/25/00
           value $2,072,753) (d)                        5.25         2,000,000
           CHASE MANHATTAN BANK
  $2,000   5.48%, dated 11/17/99
           due 12/23/99 in the
           amount of $2,010,960
           (cost $2,000,000;
           collateralized by $3,275,000
           FHLMC; 5.754%, 5/01/34
           value $2,044,268) (d)                        5.48         2,000,000
           CREDIT SUISSE FIRST BOSTON, INC.
   2,000   5.27%, dated 11/05/99
           due 12/09/99 in the
           amount of $2,009,954
           (cost $2,000,000;
           collateralized by $2,479,000
           FNMA; 7.50%, 7/01/28
           value $2,038,212) (d)                        5.27         2,000,000
           DEUTSCHE MORGAN GRENFELL
   2,000   5.69%, dated 11/30/99
           due 12/01/99 in the
           amount of $2,000,316
           (cost $2,000,000;
           collateralized by $2,200,000
           FHLB; 5.48%, 1/08/09
           value $2,056,430)                            5.69         2,000,000
           GOLDMAN SACHS & COMPANY
   2,000   5.28%, dated 11/05/99
           due 12/07/99 in the
           amount of $2,009,387
           (cost $2,000,000;
           collateralized by $2,250,000
           FNMA; 6.00%, 2/01/29
           value $2,049,298) (d)                        5.28         2,000,000
           MORGAN STANLEY DEAN WITTER
   3,500   5.26%, dated 11/08/99
           due 12/08/99 in the
           amount of $ 3,515,342
           (cost $3,500,000;
           collateralized by $3,703,946
           FNMA; 6.50%, 1/01/29
           value $3,560,725) (d)                        5.26         3,500,000
           PAINE WEBBER, INC.
   1,000   5.50%, dated 11/18/99
           due 12/27/99 in the
           amount of $1,005,958
           (cost $1,000,000;
           collateralized by $1,061,442
           FNMA; 6.00%, 4/01/14
           value $1,021,627) (d)                        5.50         1,000,000


9


STATEMENT OF NET ASSETS
(CONTINUED)                   ALLIANCE MONEY MARKET FUND - GOVERNMENT PORTFOLIO
_______________________________________________________________________________


PRINCIPAL
 AMOUNT
  (000)    SECURITY(A)                                 YIELD             VALUE
-------------------------------------------------------------------------------

           PAINE WEBBER, INC.
  $1,000   5.50%, dated 11/18/99
           due 12/28/99 in the
           amount of $1,006,111
           (cost $1,000,000;
           collateralized by $1,019,422
           FHLMC; 7.00%, 1/01/11
           value $1,021,347) (d)                        5.50%      $ 1,000,000
           PARIBAS CORP.
   3,500   5.70%, dated 11/30/99
           due 12/01/99 in the
           amount of $ 3,500,554
           (cost $3,500,000;
           collateralized by $3,620,000
           FHLB; 4.875%, 1/22/02
           value $3,580,975)                            5.70         3,500,000
           PRUDENTIAL SECURITIES, INC.
   2,500   5.70%, dated 11/30/99
           due 12/01/99 in the
           amount of $2,500,396
           (cost $2,500,000;
           collateralized by $2,590,000
           FNMA; 7.00%, 11/01/14
           value $2,569,804)                            5.70         2,500,000

           Total Repurchase Agreements
           (amortized cost $28,500,000)                             28,500,000

           TOTAL INVESTMENTS-100.2%
           (amortized cost $76,246,507)                             76,246,507
           Other assets less liabilities-(0.2%)                       (176,228)

           NET ASSETS-100%
           (offering and redemption price of $1.00 per share;
           76,075,883 shares outstanding)                          $76,070,279


See Footnotes and Glossary of Terms on page 11.

See notes to financial statements.


10


                                                     ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Period Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At November 30, 1999, these securities amounted to $309,387,064 representing 28.4% of net assets in the Prime Portfolio.

(d)  Repurchase agreements which are terminable within 7 days.

     Glossary of Terms:

     AMT     Alternative Minimum Tax
     CDA     Community Development Authority
     EDA     Economic Development Authority
     FHLB    Federal Home Loan Bank
     FHLMC   Federal Home Loan Mortgage Corporation
     FNMA    Federal National Mortgage Association
     FRN     Floating Rate Note
     FSA     Financial Security Assurance, Inc.
     HDA     Housing Development Agency
     HFA     Housing Finance Agency/Authority
     IDA     Industrial Development Agency/Authority
     IDR     Industrial Development Revenue
     MFHR    Multi-Family Housing Revenue
     MTN     Medium Term Note
     PCR     Pollution Control Revenue
     SFMR    Single Family Mortgage Revenue
     SWDR    Solid Waste Disposal Revenue
     TRAN    Tax & Revenue Anticipation Note

     See notes to financial statements.


11


STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1999                         ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                      GENERAL
                                     MUNICIPAL         PRIME        GOVERNMENT
                                     PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ---------       ---------       ---------
INVESTMENT INCOME
  Interest                          $1,973,365     $45,053,917      $3,032,992

EXPENSES
  Advisory fee (Note B)                290,244       4,296,718         293,573
  Distribution assistance (Note C)     261,220       3,867,047         264,216
  Custodian fees                        95,678         224,059         100,733
  Registration fees                     61,883         426,989          50,249
  Administrative fee (Note C)           29,024         429,671          29,357
  Printing                              18,748         140,586          12,985
  Organization                          14,600          14,965          14,600
  Audit and legal fees                   7,690          93,062           5,681
  Trustees' fees                         7,742           7,742           7,742
  Miscellaneous                          8,118          52,736           9,946
  Total expenses                       794,947       9,553,575         789,082
  Less: fee waiver and reimbursement  (214,459)       (960,139)       (201,936)
  Net expenses                         580,488       8,593,436         587,146
  Net investment income              1,392,877      36,460,481       2,445,846

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment
    transactions                            -0-          4,180             199

NET INCREASE IN NET ASSETS FROM
OPERATIONS                          $1,392,877     $36,464,661      $2,446,045

See notes to financial statements.


12


STATEMENTS OF CHANGES IN NET ASSETS                  ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                                  GENERAL
                                                 MUNICIPAL                        PRIME                     GOVERNMENT
                                                 PORTFOLIO                      PORTFOLIO                    PORTFOLIO
                                       --------------------------      --------------------------    -----------------------------
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                       NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                                           1999            1998            1999            1998           1999             1998
                                       -----------    -------------   -------------    ------------   ------------    ------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income              $ 1,392,877    $   3,628,070   $   36,460,481  $   147,275,473   $  2,445,846   $  5,891,478
  Net realized gain (loss)
    on investments
    transactions                              -0-           5,931            4,180           (3,281)           199         (5,803)
  Net increase in net
    assets from
    operations                         1,392,877        3,634,001       36,464,661      147,272,192      2,446,045      5,885,675

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income               (1,392,877)      (3,628,070)     (36,460,481)    (147,275,473)    (2,445,846)    (5,891,478)
  Net realized gain on
    investments                           (5,812)            (615)              -0-         (26,728)            -0-          (187)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (Note E)
  Net increase
    (decrease)                        19,262,396      (93,023,004)     408,101,387   (2,615,405,613)    33,884,576    (81,675,080)
  Total increase
    (decrease)                        19,256,584      (93,017,688)     408,105,567   (2,615,435,622)    33,884,775    (81,681,070)

NET ASSETS
  Beginning of year                   44,340,698      137,358,386      682,465,110    3,297,900,732     42,185,504    123,866,574
  End of year                        $63,597,282    $  44,340,698   $1,090,570,677  $   682,465,110   $ 76,070,279   $ 42,185,504


See notes to financial statements.


13


NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1999                                    ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Money Market Fund (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Fund currently offers three Portfolios: General Municipal Portfolio, Prime Portfolio and Government Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities. At the time of investment, such securities have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

1. VALUATION OF SECURITIES
Securities in which the Portfolios invest are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $74,000 for each of the Portfolios have been deferred and are being amortized on a straight-line basis through December, 2000.

3. TAXES
It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolios declare dividends daily and automatically reinvest such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended November 30, 1999 from the General Municipal Portfolio are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
Under the Advisory Agreement, each Portfolio pays the Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% of each Portfolio's average daily net assets. The Adviser has agreed to reimburse each Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets. For the year ended November 30, 1999 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, the Adviser reimbursed $207,460, $931,743 and $200,052, respectively. The General Municipal, Prime and Government Portfolios do not compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services or for out of pocket expenses.


14


                                                     ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATION AGREEMENT
Under the Distribution Services Agreement, which includes a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"), the Fund pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Adviser, a distribution fee at the annual rate of .45 of 1% of the average daily value of the Fund's net assets. The Plan provides that the Distributor will use amounts payable under the Plan in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor, for distribution assistance and payments to banks and other depository institutions for administrative and accounting services and (ii) otherwise promoting the sale of shares of the Portfolios. For the year ended November 30, 1999, the General Municipal Portfolio, Prime Portfolio and Government Portfolio, paid fees of $261,220, $3,867,047 and $264,216, respectively.

Pursuant to an Administration Agreement, ADP Financial Information Services, Inc. ("ADP"), a wholly-owned subsidiary of Automatic Data Processing, Inc., serves as administrator of the Fund, on behalf of the Portfolios. The Administrator performs or arranges for the performance of certain services, mainly remote processing services through its propriety shareholder accounting system. ADP is entitled to receive from each Portfolio a fee computed daily and paid monthly at a maximum annual rate equal to .05% of such Portfolio's average daily net assets. ADP may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreement. For the year ended November 30, 1999, the General Municipal Portfolio incurred fees of $29,024 of which $6,999 were waived, the Prime Portfolio incurred fees of $429,671 of which $28,396 were waived and the Government Portfolio incurred fees of $29,357 of which $1,884 were waived.


NOTE D: INVESTMENT TRANSACTIONS
At November 30, 1999, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes. At November 30, 1999, the Government Portfolio had a capital loss carryforward of $5,604 expiring in the year 2007.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At November 30, 1999, capital paid-in aggregated $63,597,178, $1,090,569,778 and $76,075,883 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, respectively. Transactions, all at $1.00 per share, were as follows:


                                                  GENERAL
                                                 MUNICIPAL                        PRIME                     GOVERNMENT
                                                 PORTFOLIO                      PORTFOLIO                    PORTFOLIO
                                       --------------------------      --------------------------    -----------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                       NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                                          1999            1998            1999            1998           1999             1998
                                       -----------    -------------   -------------    ------------   ------------    ------------
Shares sold                         171,640,243       567,543,637    1,240,264,656   15,983,075,639     93,325,987    518,447,921
Shares issued on
  reinvestments of dividends          1,398,689         3,628,685       36,460,481      147,302,201      2,445,846      5,891,665
Shares redeemed                    (153,776,536)     (664,195,326)    (868,623,750) (18,745,783,453)   (61,887,257)  (606,014,666)
Net increase (decrease)              19,262,396       (93,023,004)     408,101,387   (2,615,405,613)    33,884,576    (81,675,080)


15


FINANCIAL HIGHLIGHTS                                 ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                                         GENERAL MUNICIPAL PORTFOLIO
                                            ----------------------------------------------------
                                                                                    DECEMBER 13,
                                                                                      1995(A)
                                                     YEAR ENDED NOVEMBER 30,            TO
                                            -------------------------------------   NOVEMBER 30,
                                                1999         1998         1997         1996
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .024         .027         .029         .027

LESS: DIVIDENDS
Dividends from net investment income           (.024)       (.027)       (.029)       (.027)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return
  based on net asset value (c)                  2.42%        2.76%        2.92%        2.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $64          $44         $137         $123
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%        1.00%        1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                              1.37%        1.17%        1.21%        1.39%(d)
  Net investment income (b)                     2.40%        2.74%        2.87%        2.76%(d)



See footnote summary on page 18.


16

                                                     ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                                               PRIME PORTFOLIO
                                            ----------------------------------------------------
                                                                                    DECEMBER 29,
                                                                                       1995(A)
                                                     YEAR ENDED NOVEMBER 30,             TO
                                            -------------------------------------   NOVEMBER 30,
                                                1999         1998         1997         1996
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .042         .047         .046         .041

LESS: DIVIDENDS
Dividends from net investment income           (.042)       (.047)       (.046)       (.041)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           4.31%        4.77%        4.75%        4.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1,091         $682       $3,298       $2,772
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%        1.00%        1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                              1.11%        1.06%        1.06%        1.23%(d)
  Net investment income (b)                     4.24%        4.69%        4.65%        4.50%(d)


See footnote summary on page 18.


17


FINANCIAL HIGHLIGHTS (CONTINUED)                     ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

                                                            GOVERNMENT PORTFOLIO
                                            ----------------------------------------------------
                                                                                    DECEMBER 29,
                                                                                      1995(A)
                                                    YEAR ENDED NOVEMBER 30,             TO
                                            ------------------------------------    NOVEMBER 30,
                                                1999         1998         1997         1996
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .041         .046         .045         .041

LESS: DIVIDENDS
Dividends from net investment income           (.041)       (.046)       (.045)       (.041)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           4.23%        4.67%        4.64%        4.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $76          $42         $124         $100
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%        1.00%        1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                              1.34%        1.14%        1.25%        1.42%(d)
  Net investment income (b)                     4.17%        4.60%        4.54%        4.45%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


18


REPORT OF INDEPENDENT ACCOUNTANTS                    ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

TO THE TRUSTEES AND SHAREHOLDERS OF
ALLIANCE MONEY MARKET FUND

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Money Market Fund - General Municipal, Prime and Government Portfolios (the "Fund") at November 30, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended November 30, 1998, including the financial highlights for each of the periods prior to November 30, 1999, were audited by other independent accountants whose report dated December 18, 1998 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
New York, New York
December 23, 1999


19


CHANGE IN INDEPENDENT ACCOUNTANT                     ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 21, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 25, 1999, the Fund, with the approval of its Trustees and its Audit Committee, engaged PwC as its independent auditors.


20


                                                     ALLIANCE MONEY MARKET FUND
_______________________________________________________________________________

ALLIANCE MONEY MARKET FUND
Alliance Money Market Fund, Inc.
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

CUSTODIAN
BANK OF NEW YORK
90 Washington Street
New York, NY 10286

PRINCIPAL UNDERWRITER
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


21


ALLIANCE MONEY MARKET FUND
1345 Avenue of the Americas, New York, NY 10105


ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MONMKTAR1199